CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income	$ (3,802,271)	$ (837,016)	$ 8,193,694
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	568,038	438,467	375,286
Amortization expense	481,763	11,366	13,638
Loss on disposal of fixed assets		7,608	2,244
Bad debt expense	92,032	0
Inventory provision		103,942
Write-off of advance to suppliers	108,395	100,684	102,523
Deferred tax benefits	406,064	(406,637)	(1,958)
Non-cash service expense			50,679
Gain on disposal of subsidiary	0	(536,612)	0
Loss on investment		214,114
Change in unrecognized tax benefits	(918,038)	(1,021,565)
Stock compensation expense	1,351,082
Interest expense of convertible notes	210,173
Interest expense of financing lease	44,458
Changes in operating assets and liabilities:
Accounts receivable	5,804,654	(4,800,889)	995,327
Other receivables	1,345,520	(793,936)	680,970
Notes receivable	201,187	206,465	13,119
Inventories	2,021,789	103,123	(3,846,722)
Advance to suppliers	(8,297,301)	2,933,852	596,380
Right of use assets	(53,634)
Accounts payable	(8,662,576)	5,582,787	2,593,103
Notes payable	(159,823)	(153,824)	308,005
Accrued expenses and other current liabilities	2,428,410	(484,477)	(1,314,005)
Accrued payroll and welfare	211,632	140,497	506,894
Advance from customers	3,162,961	(198,358)	(887,934)
Income tax payable	(77,214)	(149,386)	83,250
Lease liability	53,635
Net cash provided (used in) operating activities	(3,479,064)	460,205	8,464,493
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(114,319)	(1,168,322)	(880,289)
Proceed from disposal of property, plant and equipment		6,281	5,963
Purchase of CIP	(47,942)
Purchases of intangible assets	(1,983,812)		(11,149)
Investment into CG Malta	25,000,000
Net cash used in investing activities	(27,146,073)	(1,162,041)	(885,475)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment	(2,228,301)		559,030
Net proceeds received from (placed into) long-term deposit			(7,682,151)
Proceeds from short-term bank borrowings	31,203,129	18,061,979	25,875,962
Repayments of short-term bank borrowings	(28,144,978)	(17,836,445)	(28,199,497)
Net proceeds received from (repaid to) related parties	(280,313)	(133,007)	(2,279,911)
Proceed from other borrowing		775,951
Repayment of other borrowing	(483,458)	(107,195)
Proceeds from stock issuances	24,758,458
Proceeds from convertible notes issuances	14,071,908
Proceeds from stock warrants exercise	1,345,056
Net cash provided by (used in) financing activities	40,241,501	761,283	(11,726,567)
Effect of exchange rate changes on cash	227,305	248,950	(83,902)
Net change in cash and cash equivalents	9,843,669	308,397	(4,231,451)
Cash and cash equivalents at the beginning of year	3,759,535	3,451,138	7,682,589
Cash and cash equivalents at the end of year	13,603,204	3,759,535	3,451,138
Cash and cash equivalents at the beginning of year	3,759,535
Cash and cash equivalents at the end of year	13,525,298	3,759,535
Supplemental disclosures of cash flows information:
Cash paid for income taxes	37,041	149,291	170,331
Cash paid for interest expenses	$ 338,575	$ 991,319	$ 1,197,504